Fair Value Measurements - Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - Recurring basis - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Total financial assets	$ 720,167	$ 155,986	$ 195,375
Financial liabilities
Total financial liabilities		336	342
Convertible Preferred Stock Warrant Liability
Financial liabilities
Total financial liabilities		336	342
Level 1
Financial assets
Total financial assets	86,374	45,998	68,034
Level 2
Financial assets
Total financial assets	633,793	109,988	127,341
Level 3
Financial liabilities
Total financial liabilities		336	342
Level 3 | Convertible Preferred Stock Warrant Liability
Financial liabilities
Total financial liabilities		336	342
Money Market Funds
Financial assets
Total financial assets	86,374	45,998	68,034
Money Market Funds | Level 1
Financial assets
Total financial assets	86,374	45,998	68,034
Commercial Paper
Financial assets
Total financial assets	136,842	16,887	22,360
Commercial Paper | Level 2
Financial assets
Total financial assets	136,842	16,887	22,360
U.S. Government Debt and Agency Securities
Financial assets
Total financial assets	419,011	85,623	83,717
U.S. Government Debt and Agency Securities | Level 2
Financial assets
Total financial assets	419,011	85,623	83,717
Corporate Bonds
Financial assets
Total financial assets	77,940	7,478	21,264
Corporate Bonds | Level 2
Financial assets
Total financial assets	$ 77,940	$ 7,478	$ 21,264